Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,619,274.73

Principal:
Principal Collections	$26,759,971.80
Prepayments in Full	$32,016,621.23
Liquidation Proceeds	$50,743.31
Recoveries	$0.00
Sub Total	$58,827,336.34
Collections	$63,446,611.07

Purchase Amounts:
Purchase Amounts Related to Principal	$160,261.44
Purchase Amounts Related to Interest	$1,153.58
Sub Total	$161,415.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$63,608,026.09

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$63,608,026.09
Servicing Fee	$1,022,140.21	$1,022,140.21	$0.00	$0.00	$62,585,885.88
Interest - Class A-1 Notes	$28,978.19	$28,978.19	$0.00	$0.00	$62,556,907.69
Interest - Class A-2 Notes	$131,511.67	$131,511.67	$0.00	$0.00	$62,425,396.02
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$62,232,575.19
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$62,163,122.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$62,163,122.69
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$62,125,297.27
Second Priority Principal Payment	$22,415,674.79	$22,415,674.79	$0.00	$0.00	$39,709,622.48
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$39,679,804.48
Third Priority Principal Payment	$26,310,000.00	$26,310,000.00	$0.00	$0.00	$13,369,804.48
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$13,329,023.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,329,023.98
Regular Principal Payment	$125,143,448.38	$13,329,023.98	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$63,608,026.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$22,415,674.79
Third Priority Principal Payment					$26,310,000.00
Regular Principal Payment					$13,329,023.98
Total					$62,054,698.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$62,054,698.77	$202.07	$28,978.19	$0.09	$62,083,676.96	$202.16
Class A-2 Notes	$0.00	$0.00	$131,511.67	$0.32	$131,511.67	$0.32
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$62,054,698.77	$46.24	$531,187.11	$0.40	$62,585,885.88	$46.64

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$173,869,123.17	0.5661645	$111,814,424.40	0.3640978
Class A-2 Notes	$415,300,000.00	1.0000000	$415,300,000.00	1.0000000
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,208,809,123.17	0.9007251	$1,146,754,424.40	0.8544860

Pool Information
Weighted Average APR	4.470%	4.445%
Weighted Average Remaining Term	54.00	53.11
Number of Receivables Outstanding	56,290	53,741
Pool Balance	$1,226,568,252.49	$1,167,502,655.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,191,551,774.97	$1,133,773,448.38
Pool Factor	0.9062822	0.8626400

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$17,512,539.84
Yield Supplement Overcollateralization Amount	$33,729,207.47
Targeted Overcollateralization Amount	$44,474,714.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,748,231.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		212	$77,998.86
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$77,998.86
Cumulative Net Losses Last Collection Period			$30,764.97
Cumulative Net Losses for all Collection Periods			$108,763.83

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.08%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.58%	309	$6,738,885.26
61-90 Days Delinquent	0.04%	21	$420,356.35
91-120 Days Delinquent	0.00%	1	$54,334.64
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.62%	331	$7,213,576.25

Repossession Inventory:
Repossessed in the Current Collection Period		15	$366,079.43
Total Repossessed Inventory		27	$720,886.25

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0007%
Preceding Collection Period			0.0286%
Current Collection Period			0.0782%
Three Month Average			0.0358%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0017%
Preceding Collection Period			0.0160%
Current Collection Period			0.0409%
Three Month Average			0.0195%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer